Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Future Minimum Operating Lease Payments
The Company’s future minimum operating lease payments required to be made after June 30, 2022, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2022 (remainder)	6,021
2023	10,220
2024	10,038
2025	6,777
Total	33,056
Less imputed interest	(4,201)
Total Lease Liability	28,855

Presented as follows:
Short-term lease liability	9,213
Long-term lease liability	19,642

Future Minimum Time-Charter Receipts
Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2022, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2022 (remaining)	41,814
2023	81,772
2024	44,525
2025	11,879
2026 to 2037	98,545
Total	278,535